Leases And Capacity Purchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Capital and Operating Leases

At December 31, 2012, United’s scheduled future minimum lease payments under operating leases having initial or remaining noncancelable lease terms of more than one year, aircraft leases, including aircraft rent under capacity purchase agreements and capital leases (substantially all of which are for aircraft) were as follows (in millions):

	Capital Leases (a)	Facility and Other Operating Leases	Aircraft Operating Leases (b)
2013	$214	$1,108	$1,543
2014	197	955	1,466
2015	177	816	1,198
2016	164	744	960
2017	120	696	861
After 2017	582	5,376	1,491

Minimum lease payments	$1,454	$9,695	$7,519

Imputed interest	(540)

Present value of minimum lease payments	914
Current portion	(122)

Long-term obligations under capital leases	$792

(a)	As of December 31, 2012, United’s aircraft capital lease minimum payments relate to leases of 49 mainline and 38 regional aircraft as well as to leases of nonaircraft assets. Imputed interest rate ranges are 3.3% to 20%.
(b)	The operating lease payments presented above include future payments of $130 million related to nonoperating aircraft as of December 31, 2012. United has 25 nonoperating aircraft subject to leases.

Schedule of Lease Valuation Adjustments

The lease valuation adjustments are classified within other noncurrent assets and other noncurrent liabilities, respectively, and are as follows as of December 31 (in millions):

Net deferred asset balance at December 31, 2010	$108
Less: amortization for the year ended December 31, 2011	(14)

Net deferred asset balance at December 31, 2011	94
Less: amortization for the year ended December 31, 2012	(12)

Net deferred asset balance at December 31, 2012	$82

Net deferred liability balance at December 31, 2010	$(1,374)
Less: accretion for the year ended December 31, 2011	241

Net deferred liability balance at December 31, 2011	(1,133)
Less: accretion for the year ended December 31, 2012	252

Net deferred liability balance at December 31, 2012	$(881)

Future Lease Payment Under Terms of Capacity Purchase Agreement

Based on these assumptions as of December 31, 2012, our future payments through the end of the terms of our CPAs are presented in the table below (in millions):

2013	$1,801
2014	1,604
2015	1,422
2016	1,187
2017	1,159
After 2017	2,376

$9,549